Note 12 - Long term debt (Details) - Schedule of Long-term Debt Instruments - Loans Payable [Member]	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long term debt, Amount due	$ 26,298
Less Current portion	7,628
Total long-term debt	$ 18,670
Ascentium Capital [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Oct. 01, 2018
Long term debt, Interest rate	13.00%
Long term debt, Amount due	$ 14,285
Fredrick Donze [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Sep. 02, 2018
Long term debt, Interest rate	6.00%
Long term debt, Amount due	$ 6,283
Debt with Charles O’Dowd (officer) [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Aug. 09, 2018
Long term debt, Interest rate	6.00%
Long term debt, Amount due	$ 5,731